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                                               August 16, 2006

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                    Met Investors Series Trust (the "Trust")
                      -Registration Statement on Form N-1A
                               File No. 333-48456
                                CIK - 0001126087

Ladies and Gentlemen:

     Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class B shares of the following new Portfolios of the Trust: Strategic Growth Portfolio, Strategic Growth and Income Portfolio and Strategic Conservative Growth Portfolio.

     Changes from the Prospectus and related Statement of Additional Information included in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed by the Trust on May 1, 2006 have been marked. This filing also contains appropriate exhibits.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205. Kindly return an electronic transmittal as evidence of your receipt of this filing.

                                               Very truly yours,

                                               /s/Robert N. Hickey, Esq.
                                               -------------------------
                                               Robert N. Hickey, Esq.

Enclosures
cc:      Elizabeth M. Forget
         Richard C. Pearson, Esq.
         Francine Hayes